RELATED PARTY TRANSACTIONS AND BALANCES (Details)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Related Party Transaction [Line Items]
Revenues from related parties	¥ 0	$ 0	¥ 0	¥ 2,428,173
Xiamen Henda Hitek Computer Network Co. Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties	0	0	0	1,676,036
Xiamen Huangsheng Hitek Computer Network Co. Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties	¥ 0	$ 0	¥ 0	¥ 752,137